Issued Capital - Other Considerations (Details) - EUR (€) shares in Millions	Mar. 18, 2016	Dec. 31, 2017	Apr. 07, 2017	Mar. 27, 2015
Other considerations
Authorized additional share capital	€ 500,000,000		€ 3,645,585,175
Limit to disapply pre-emption rights			€ 1,458,234,070
Shares owned by third parties and managed by Group management companies		52
Shares owned by third parties and managed by Group management companies as a percentage of shared capital		0.32%
Shares owned by third parties and received as security		217
Shares received as security as a percentage of shared capital		1.35%
Maximum
Other considerations
Authorized convertible fixed-income securities				€ 10,000,000,000
Authorized period in which to exercise capital increase	1 year